Annual Operating Expenses - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund - Fidelity Municipal Income Fund	Mar. 01, 2023
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.46%